Business combinations	12 Months Ended
Mar. 31, 2015
Business combinations
Business combinations

3. Business combinations

Acquisition of Excelian Limited ("Excelian")

On February 18, 2015, the Group has completed the acquisition of Excelian, a private company limited by shares incorporated in England and Wales. Excelian is a systems integrator and technology consulting company specializing in trading and risk management software for the financial services and commodities markets.

This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combination.

According to the agreement, the Group purchased from the stockholders of Excelian and several holders of options in Excelian all of the issued and outstanding ordinary shares of Excelian for the total consideration of £13,415 or $20,513 at exchange rate of £1=$1.5291 paid by the Company. The results of Excelian were included in the consolidated statements of comprehensive income from February 18, 2015.

The following is the assets and liabilities of Excelian as of February 18, 2015, reflecting the preliminary purchase price allocation to the net assets acquired:

February 18, 2015
Cash	4,676
Other current assets	10,261
Contract-based customer relationships	9,041
Goodwill	4,339
Software licenses	512
Fixed assets	175

Total assets	29,004
Current liabilities	(8,491)

Total liabilities	(8,491)

Total net assets acquired	20,513

Total purchase consideration	20,513

The Group's financial statements reflect the preliminary purchase price allocation based on the fair value of an identified client base in the amount of $9,041 which will be amortized over a period of 10 years. The purchase price excess over the fair value of net assets acquired amounted to $4,339 and was recorded as goodwill and allocated to the Group's reporting unit.

Acquisition of Radius Inc. ("Radius")

On October 3, 2014, the Group has completed the acquisition of Radius Inc, a Washington corporation specializing in the Internet of Things (IoT) in delivering enterprise solutions across mobile, cloud, data and application programming interface technologies.

This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combination.

In accordance with the stock purchase agreement, the Group paid $7,920 upon signing of the agreement and $1,980 in April 2015 upon delivery of results for 2014 fiscal year. Payment of the balance of the initial payment will be made in two equal installments following the delivery of financial statements by Radius for its 2015 and 2016 fiscal years. In the event that Radius achieves certain aggregate adjusted EBITDA and revenue CAGR targets for its 2014, 2015 and 2016 fiscal years, the Group agreed to pay the Radius Sellers a final payment of up to $7.9 million, provided, however, that the total consideration for the acquisition may not exceed $27.7 million. Total gain from revaluation of this consideration for the year ended March 31, 2015, amounted to $600 and is included in other operating costs in Statement of Comprehensive income.

The following is the assets and liabilities of Radius as of October 3, 2014, reflecting the preliminary purchase price allocation to the net assets acquired:

October 3, 2014
Contract-based customer relationships	11,772
Fixed assets	163
Other assets	275
Goodwill	12,674
Other net current assets	1,781

Total net assets acquired	26,665

Total purchase consideration	26,665

The Group's financial statements reflect the preliminary purchase price allocation based on the fair value of an identified client base in the amount of $11,772 which will be amortized over a period of 5 years. The purchase price excess over the fair value of net assets acquired amounted to $12,674 and was recorded as goodwill and allocated to the Group's reporting unit.

Acquisition of Mecel Populus Suite ("Populus")

On June 30, 2014, the Group entered into the purchase agreement with Mecel AB for the acquisition of Mecel Populus Suite ("Populus"), a provider of a complete tool chain for designing, developing and deploying user interfaces for distributed embedded systems. As a result of this transaction, Mecel AB assigned several contracts with its major customers to the Group.

In accordance with the purchase agreement, the Group paid Mecel AB $1,000 upon signing of the agreement and further $1,000 in November upon successful knowledge transfer. The Group will also pay contingent cash consideration up to $1,000 during the next 2.5 years subject to the Populus business meeting certain revenue and gross margin indicators.

The purchase was consummated on June 30, 2014. The total purchase consideration may vary from $2,000 to $3,000.

This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combination.

The results of Populus are included in the consolidated statements of comprehensive income from July 1, 2014. The Group revalues the contingent liability for the purchase of Populus on a quarterly basis.

The Group's consolidated financial statements reflect the purchase price allocation based on the fair value of identified intangible assets in the amount of $2,364 which will be amortized over a period of 5 years. The purchase price excess over the fair value of the net assets acquired amounted to $192 and was recorded as goodwill and allocated to the Group's reporting unit.

The following is a summary of revenues and net income included in the consolidated statements of income and comprehensive income for the year ended March 31, 2015:

	Excelian	Radius	Populus
Revenue	6,538	10,537	1,294
Net Income	494	495	670

The pro-forma revenue and net income of the combined entity as though Excelian, Radius and Populus were acquired as of April 1, 2013 would have been $581,198 and $66,772 for the year ended March 31, 2015, and $472,903 and $56,521 for the year ended March 31, 2014.

Acquisition of Freedom Professional Services & Technologies LLC ("FOSS")

On February 20, 2013, Luxoft USA Inc entered into an agreement with FOSS, an IT software development and integration company, and with two individual shareholders of FOSS, under which FOSS assigned to Luxoft USA Inc several of its major contracts, including UBS and Standard & Poor's and also transferred its key employees to Luxoft USA Inc together with technologies and related software tools, which allowed the Group to develop a new practice in SOA/Open Source, and to access new technologies.

The Group concluded that the above acquisition qualifies as a business combination in accordance with ASC 805, Business Combination because it acquired required inputs and processes, as well as customer base, which substantially constitute a business.

According to the agreement, Luxoft USA Inc paid FOSS $850 upon signing and will pay contingent cash consideration and 28,588 the Company's Class A ordinary shares subject to the acquired FOSS business meeting certain revenue and gross margin conditions. The purchase was made on March 20, 2013. The amount of contingent consideration depends on meeting certain revenue and gross margin indicators. The total purchase consideration varies from $3,226 to $11,788, including payment in shares.

The results of FOSS were included in the consolidated statements of comprehensive income from April 1, 2013. The Group revalues contingent liabilities for purchase of FOSS assets on a quarterly basis. Total estimated cost of acquisition as of March 20, 2013, is presented below:

March 31, 2013
Initial payment	$850
Second payment including:
Estimated fair value of contingent cash consideration	5,267
Estimated fair value of contingent share-based consideration	538

$6,655

Total loss from revaluation for the years ended March 31, 2015 and 2014, amounted to $1,061 and $1,381, respectively, and are included in other operating costs in Statement of Comprehensive income.

The following is the assets and liabilities of FOSS as of March 20, 2013, reflecting the purchase price allocation to the net assets acquired:

March 20, 2013
Contract-based customer relationships	6,389
Goodwill	361

Total assets	6,750
Deferred tax liability	(95)

Total liabilities	(95)

Total net assets acquired	6,655

Total purchase consideration	6,655

The Group's financial statements reflect the purchase price allocation based on the fair value of an identified client base in the amount of $6,389, which will be amortized over a period of 5 years. The purchase price excess over the fair value of net assets acquired amounted to $361 and was recorded as goodwill and allocated to Luxoft reporting unit.